Acquisitions, Goodwill and Intangible Assets (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite live intangible assets:
Balance	$ 3,856,500	$ 3,856,500
Current Year Additions	0
Accumulated Amortization	395,139
Net	$ 3,461,361
Noncompete Agreements [Member]
Finite live intangible assets:
Estimated Useful Life	5 years
Balance	$ 3,500,000	332,000
Current Year Additions	0
Accumulated Amortization	107,900
Net	$ 224,100
Intellectual Property [Member]
Finite live intangible assets:
Estimated Useful Life	25 years
Balance	$ 332,000	3,500,000
Current Year Additions	0
Accumulated Amortization	280,000
Net	$ 3,220,000
Customer Lists And Trade Names [Member]
Finite live intangible assets:
Estimated Useful Life	5 years
Balance	$ 24,500	24,500
Current Year Additions	0
Accumulated Amortization	7,239
Net	$ 17,261
Goodwill [Member]
Finite live intangible assets:
Goodwill	Indefinite
Goodwill	$ 835,295	$ 779,303
Goodwill	55,992
Goodwill	0
Goodwill	$ 835,295